Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2013
Fixed assets, net
Schedule of vessels' cost, accumulated depreciation and changes thereto

Fixed assets consist of vessels. Vessels’ cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2012	$3,703,781	$(461,830)	$3,241,951
Additions	1,022,560	(143,938)	878,622
Disposal	(20,606)	15,801	(4,805)
Impairment loss	(129,630)	—	(129,630)
As of December 31, 2012	$4,576,105	$(589,967)	$3,986,138
Additions	17,757	(68,147)	(50,390)
Disposal	(92,123)	62,806	(29,317)
As of June 30, 2013	$4,501,739	$(595,308)	$3,906,431